UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04494
                                                    -----------

                             The Gabelli Asset Fund
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2007
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                             THE GABELLI ASSET FUND

                              FIRST QUARTER REPORT
                                 MARCH 31, 2007










TO OUR SHAREHOLDERS,

      During the first quarter of 2007, The Gabelli Asset Fund (the "Fund") was up 4.03%, while the Standard & Poor's ("S&P") 500 Index was up 0.64% and the Dow Jones Industrial Average declined (0.28)%. Returns for AAA Shares have outpaced its benchmarks in each period below.

      Enclosed is the investment portfolio as of March 31, 2007.

COMPARATIVE RESULTS
-----------------------------------------------------------------------------------------------------------------------

                                 AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)
                                 -------------------------------------------------
                                                                                                               Since
                                                                                                             Inception
                                        Quarter   1 Year   3 Year     5 Year     10 Year   15 Year   20 Year   (3/3/86)
-----------------------------------------------------------------------------------------------------------------------
GABELLI ASSET FUND CLASS AAA........... 4.03%     18.13%    14.37%    10.71%     13.01%    13.27%    13.42%    14.30%
S&P 500 Index.......................... 0.64      11.82     10.05      6.26       8.20     10.87     10.75     11.68
Dow Jones Industrial Average...........(0.28)     13.77      8.53      5.88       8.64     11.79     11.58     12.75
Nasdaq Composite Index................. 0.26       3.50      6.69      5.59       7.08      9.70      9.03      9.47
Class A................................ 4.02      18.12     14.38     10.71      13.01     13.27     13.42     14.30
                                       (1.96)(b)  11.33(b)  12.14(b)   9.41(b)   12.34(b)  12.82(b)  13.08(b)  13.97(b)
Class B................................ 3.83      17.17     13.55     10.18      12.74     13.09     13.28     14.17
                                       (1.17)(c)  12.17(c)  12.77(c)   9.91(c)   12.74(c)  13.09(c)  13.28(c)  14.17(c)
Class C................................ 3.84      17.23     13.53     10.18      12.73     13.09     13.28     14.17
                                        2.84(d)   16.23(d)  13.53     10.18      12.73     13.09     13.28     14.17

  THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.36%, 1.35%, 2.11%, AND 2.11%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
  (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED
      REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES.
  (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
  (c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, FIFTEEN YEAR, TWENTY YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, 0%, 0%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
  (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                  MARKET
    SHARES                                        VALUE
    ------                                        ------
             COMMON STOCKS -- 98.3%
             AEROSPACE -- 1.1%
     70,000  Boeing Co. .....................$    6,223,700
     60,000  Herley Industries Inc.+ ........       937,200
     12,000  Lockheed Martin Corp............     1,164,240
     15,000  Northrop Grumman Corp. .........     1,113,300
  2,000,000  Rolls-Royce Group plc+ .........    19,452,148
118,400,000  Rolls-Royce Group plc, Cl. B....       238,817
                                             --------------
                                                 29,129,405
                                             --------------
             AGRICULTURE -- 1.3%
    635,000  Archer-Daniels-Midland Co. .....    23,304,500
     65,000  Delta & Pine Land Co. ..........     2,678,000
     85,058  Monsanto Co.....................     4,674,788
      1,000  Potash Corp. of
               Saskatchewan Inc. ............       159,930
    100,000  The Mosaic Co.+.................     2,666,000
                                             --------------
                                                 33,483,218
                                             --------------
             AUTOMOTIVE -- 1.1%
     75,000  General Motors Corp.............     2,298,000
    400,000  Navistar International Corp.+ ..    18,300,000
     67,500  PACCAR Inc......................     4,954,500
     25,000  Volkswagen AG  .................     3,757,063
                                             --------------
                                                 29,309,563
                                             --------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.7%
     96,000  BorgWarner Inc..................     7,240,320
    240,000  CLARCOR Inc.....................     7,632,000
    350,000  Dana Corp.+ ....................       306,250
    260,000  Earl Scheib Inc.+ ..............       975,000
    195,000  Federal-Mogul Corp.+............       150,150
    500,000  Genuine Parts Co................    24,500,000
    140,000  Johnson Controls Inc. ..........    13,246,800
    175,000  Midas Inc.+.....................     3,774,750
    285,000  Modine Manufacturing Co.........     6,526,500
    145,000  Proliance International Inc.+...       548,100
    180,000  Standard Motor Products Inc. ...     3,072,600
     75,000  Superior Industries
               International Inc. ...........     1,562,250
     73,000  Tenneco Inc.+...................     1,858,580
    200,000  TI Automotive Ltd., Cl. A+ (b) .             0
                                             --------------
                                                 71,393,300
                                             --------------
             AVIATION: PARTS AND SERVICES -- 3.3%
    520,000  Curtiss-Wright Corp. ...........    20,040,800
     15,000  EDO Corp........................       393,000
    570,000  GenCorp Inc.+...................     7,888,800
    110,000  Kaman Corp......................     2,564,100
    320,000  Precision Castparts Corp........    33,296,000
    102,000  Sequa Corp., Cl. A+.............    12,216,540
    105,000  Sequa Corp., Cl. B+.............    12,705,000
    230,000  The Fairchild Corp., Cl. A+.....       464,600
                                             --------------
                                                 89,568,840
                                             --------------

                                                  MARKET
    SHARES                                        VALUE
    ------                                        ------
             BROADCASTING -- 2.1%
    401,000  CBS Corp., Cl. A ...............$   12,274,610
     50,000  CBS Corp., Cl. B ...............     1,529,500
     30,000  Clear Channel
               Communications Inc. ..........     1,051,200
     10,000  Cogeco Inc. ....................       326,981
     13,333  Corus Entertainment Inc.,
               Cl. B, New York ..............       509,321
      6,667  Corus Entertainment Inc.,
               Cl. B, Toronto ...............       254,380
     90,000  Fisher Communications Inc.+.....     4,374,000
    166,000  Granite Broadcasting Corp.+.....        11,620
    340,000  Gray Television Inc.............     3,542,800
      8,000  Gray Television Inc., Cl. A.....        83,600
     30,000  ION Media Networks Inc.+........        39,900
    230,000  Liberty Media Corp. -
               Capital, Cl. A+ ..............    25,435,700
    200,000  Lin TV Corp., Cl. A+............     3,180,000
     40,000  Sinclair Broadcast Group Inc.,
               Cl. A ........................       618,000
    400,000  Television Broadcasts Ltd. .....     2,500,800
     20,000  Tokyo Broadcasting System Inc...       739,986
    210,000  Young Broadcasting Inc., Cl. A+.       848,400
                                             --------------
                                                 57,320,798
                                             --------------
             BUSINESS SERVICES -- 0.7%
     25,851  ACCO Brands Corp.+..............       622,751
     25,000  Avis Budget Group Inc.+.........       683,000
     45,000  ChoicePoint Inc.+...............     1,684,350
     12,500  Clear Channel Outdoor
               Holdings Inc., Cl. A+.........       328,875
    195,000  Ecolab Inc......................     8,385,000
     10,000  Imation Corp....................       403,800
     65,000  Landauer Inc....................     3,281,200
     23,500  MasterCard Inc., Cl. A..........     2,496,640
    115,000  Nashua Corp.+...................     1,023,500
                                             --------------
                                                 18,909,116
                                             --------------
             CABLE AND SATELLITE -- 5.3%
  2,000,000  Cablevision Systems Corp.,
               Cl. A+........................    60,860,000
    255,000  Comcast Corp., Cl. A+...........     6,617,250
     60,000  Comcast Corp., Cl. A, Special+..     1,528,200
    100,000  EchoStar Communications Corp.,
               Cl. A+ .......................     4,343,000
    320,096  Liberty Global Inc., Cl. A+.....    10,540,762
    260,000  Liberty Global Inc., Cl. C+.....     7,966,400
  1,250,000  Rogers Communications Inc.,
               Cl. B, New York ..............    40,950,000
     50,000  Rogers Communications Inc.,
               Cl. B, Toronto ...............     1,636,639
     60,000  Shaw Communications Inc., Cl. B.     2,212,906
     80,000  Shaw Communications Inc.,
               Cl. B, Non-Voting ............     2,953,600
    150,000  The DIRECTV Group Inc.+.........     3,460,500
                                             --------------
                                                143,069,257
                                             --------------
             CLOSED-END FUNDS -- 0.1%
     78,001  Royce Value Trust Inc. .........     1,721,482
                                             --------------

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                  MARKET
    SHARES                                        VALUE
    ------                                        ------
             COMMON STOCKS (CONTINUED)
             COMMUNICATIONS EQUIPMENT -- 1.7%
    120,223  Agere Systems Inc.+.............$    2,719,444
     80,000  Alcatel-Lucent, ADR ............       945,600
    565,000  Corning Inc.+...................    12,848,100
    240,000  Motorola Inc. ..................     4,240,800
    110,000  Nortel Networks Corp., New York+     2,645,500
     90,000  Nortel Networks Corp., Toronto+.     2,157,038
    390,000  Thomas & Betts Corp.+...........    19,039,800
                                             --------------
                                                 44,596,282
                                             --------------
             COMPUTER SOFTWARE AND SERVICES -- 0.6%
     10,000  CA Inc. ........................       259,100
      1,600  eBay Inc.+......................        53,040
    150,000  Hyperion Solutions Corp.+.......     7,774,500
     50,000  Jupitermedia Corp.+.............       331,000
     26,026  Telecom Italia Media SpA........        11,299
    245,000  Yahoo! Inc.+....................     7,666,050
                                             --------------
                                                 16,094,989
                                             --------------
             CONSUMER PRODUCTS -- 5.6%
     50,000  Alberto-Culver Co...............     1,144,000
     12,000  Altria Group Inc................     1,053,720
     10,000  Avon Products Inc...............       372,600
     11,000  Christian Dior SA...............     1,337,181
    280,000  Church & Dwight Co. Inc.........    14,098,000
     38,000  Clorox Co.......................     2,420,220
     40,000  Colgate-Palmolive Co............     2,671,600
     40,000  Eastman Kodak Co................       902,400
    275,000  Energizer Holdings Inc.+........    23,465,750
    110,000  Fortune Brands Inc..............     8,670,200
    300,000  Gallaher Group plc, ADR.........    26,775,000
      3,000  Givaudan SA.....................     2,774,966
     37,000  Harley-Davidson Inc.............     2,173,750
     90,000  Lenox Group Inc.+...............       592,200
     91,700  Mattel Inc......................     2,528,169
     38,000  National Presto Industries Inc..     2,342,320
    520,000  Procter & Gamble Co.............    32,843,200
     50,000  Reckitt Benckiser plc...........     2,603,459
    100,000  Sally Beauty Holdings Inc.+ ....       919,000
     60,000  Spectrum Brands Inc.+...........       379,800
  1,000,000  Swedish Match AB................    17,865,326
     10,000  Syratech Corp.+.................           850
     50,000  Wolverine World Wide Inc........     1,428,500
                                             --------------
                                                149,362,211
                                             --------------
             CONSUMER SERVICES -- 1.6%
    360,100  IAC/InterActiveCorp+............    13,579,371
    850,000  Liberty Media Corp. -
               Interactive, Cl. A+ ..........    20,247,000
    445,000  Rollins Inc.....................    10,239,450
                                             --------------
                                                 44,065,821
                                             --------------
             DIVERSIFIED INDUSTRIAL -- 5.8%
     65,000  Acuity Brands Inc...............     3,538,600
      5,000  Anixter International Inc.+.....       329,700

                                                  MARKET
    SHARES                                        VALUE
    ------                                        ------
     75,403  Contax Participacoes SA, ADR ...$       71,127
    490,000  Cooper Industries Ltd., Cl. A...    22,045,100
    430,000  Crane Co. ......................    17,380,600
    112,000  Gardner Denver Inc.+............     3,903,200
    225,000  Greif Inc., Cl. A...............    24,999,750
    425,000  Honeywell International Inc.....    19,575,500
    590,000  ITT Corp........................    35,588,800
    150,000  Katy Industries Inc.+...........       330,000
     50,000  Magnetek Inc.+..................       252,000
    240,000  Myers Industries Inc. ..........     4,483,200
     52,000  Pentair Inc.....................     1,620,320
     80,000  Smiths Group plc................     1,618,356
    185,000  The Lamson & Sessions Co.+......     5,141,150
    112,500  Trinity Industries Inc. ........     4,716,000
    300,000  Tyco International Ltd. ........     9,465,000
                                             --------------
                                                155,058,403
                                             --------------
             ELECTRONICS -- 1.0%
      9,600  Chemring Group plc..............       350,812
      3,000  Hitachi Ltd., ADR...............       231,630
    120,000  Intel Corp......................     2,295,600
     13,000  Kyocera Corp., ADR..............     1,223,950
     22,000  Molex Inc., Cl. A...............       547,580
     46,000  Samsung Electronics Co.
               Ltd., GDR (a) ................    13,766,746
     45,000  Sony Corp., ADR.................     2,272,050
    205,000  Texas Instruments Inc...........     6,170,500
                                             --------------
                                                 26,858,868
                                             --------------
             ENERGY AND UTILITIES -- 7.5%
     37,000  AGL Resources Inc. .............     1,580,640
    150,000  Allegheny Energy Inc.+..........     7,371,000
    600,000  Aquila Inc.+....................     2,508,000
    250,000  BP plc, ADR.....................    16,187,500
      2,000  Cameron International Corp.+....       125,580
     25,000  CH Energy Group Inc.............     1,217,250
    354,000  Chevron Corp....................    26,181,840
    360,000  ConocoPhillips..................    24,606,000
     20,000  Constellation Energy Group Inc..     1,739,000
    124,000  Devon Energy Corp. .............     8,583,280
    120,000  DPL Inc. .......................     3,730,800
     20,000  DTE Energy Co...................       958,000
    190,000  Duke Energy Corp. ..............     3,855,100
    100,000  Duquesne Light Holdings Inc.....     1,979,000
     25,000  Edison International............     1,228,250
    350,000  El Paso Corp. ..................     5,064,500
    245,400  El Paso Electric Co.+...........     6,466,290
    150,000  Energy East Corp................     3,654,000
    110,000  EOG Resources Inc. .............     7,847,400
    340,000  Exxon Mobil Corp. ..............    25,653,000
     12,000  FPL Group Inc. .................       734,040
     40,000  GlobalSantaFe Corp..............     2,467,200
     50,000  Halliburton Co. ................     1,587,000
     15,000  Hydril Co.+ ....................     1,443,600
    130,000  Mirant Corp. Escrow+ (b)........             0

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                  MARKET
    SHARES                                        VALUE
    ------                                        ------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
      1,000  Niko Resources Ltd. ............$       72,707
     22,086  NiSource Inc. ..................       539,782
    180,000  Northeast Utilities.............     5,898,600
     10,000  NSTAR...........................       351,200
     24,000  Oceaneering International Inc.+.     1,010,880
      1,000  PetroChina Co. Ltd., ADR........       117,090
    100,000  Progress Energy Inc., CVO+......        32,000
     50,000  Royal Dutch Shell plc,
               Cl. A, ADR ...................     3,315,000
    118,000  SJW Corp. ......................     4,776,640
    260,000  Southwest Gas Corp. ............    10,106,200
    120,000  Spectra Energy Corp. ...........     3,152,400
    110,000  The AES Corp.+..................     2,367,200
     65,000  Transocean Inc.+................     5,310,500
     57,000  TXU Corp........................     3,653,700
     16,666  UIL Holdings Corp...............       578,310
     80,000  Weatherford International Ltd.+.     3,608,000
                                             --------------
                                                201,658,479
                                             --------------
             ENTERTAINMENT -- 4.9%
     60,000  Aruze Corp......................     2,092,668
      8,010  Chestnut Hill Ventures+ (b).....       227,644
    715,000  Discovery Holding Co., Cl. A+...    13,677,950
     45,000  DreamWorks Animation SKG Inc.,
               Cl. A+ .......................     1,376,100
     19,406  EMI Group plc...................        86,878
    185,000  EMI Group plc, ADR..............     1,650,977
    600,000  Gemstar-TV Guide
               International Inc.+ ..........     2,514,000
    610,000  Grupo Televisa SA, ADR .........    18,178,000
  1,440,000  Rank Group plc..................     5,787,826
     20,000  Regal Entertainment Group, Cl. A       397,400
    100,000  Six Flags Inc.+.................       601,000
    420,000  The Walt Disney Co..............    14,460,600
  1,510,000  Time Warner Inc.................    29,777,200
     50,000  Triple Crown Media Inc.+........       419,500
    400,000  Viacom Inc., Cl. A+.............    16,424,000
    530,000  Vivendi.........................    21,537,290
     55,000  World Wrestling
               Entertainment Inc., Cl. A ....       896,500
                                             --------------
                                                130,105,533
                                             --------------
             ENVIRONMENTAL SERVICES -- 1.3%
    350,000  Allied Waste Industries Inc.+...     4,406,500
    450,000  Republic Services Inc. .........    12,519,000
    500,000  Waste Management Inc............    17,205,000
                                             --------------
                                                 34,130,500
                                             --------------
             EQUIPMENT AND SUPPLIES -- 5.2%
    712,500  AMETEK Inc......................    24,609,750
      3,000  Amphenol Corp., Cl. A ..........       193,710
    106,000  CIRCOR International Inc. ......     3,784,200
    160,000  Crown Holdings Inc.+............     3,913,600
    155,000  CTS Corp........................     2,142,100
      4,000  Danaher Corp. ..................       285,800
    380,000  Donaldson Co. Inc...............    13,718,000
    300,000  Fedders Corp.+..................       270,000

                                                  MARKET
    SHARES                                        VALUE
    ------                                        ------
    417,000  Flowserve Corp. ................$   23,848,230
    150,000  Gerber Scientific Inc.+.........     1,591,500
    210,000  GrafTech International Ltd.+ ...     1,906,800
    520,000  IDEX Corp. .....................    26,457,600
     24,000  Ingersoll-Rand Co. Ltd., Cl. A..     1,040,880
    210,000  Interpump Group SpA.............     2,348,014
    200,000  Lufkin Industries Inc. .........    11,236,000
     47,866  Met-Pro Corp....................       695,493
     16,524  Mueller Water Products Inc.,
               Cl. B ........................       221,256
     20,000  Sealed Air Corp. ...............       632,000
     35,000  The Manitowoc Co. Inc. .........     2,223,550
    120,000  The Weir Group plc..............     1,436,921
     30,000  Valmont Industries Inc..........     1,734,900
    410,000  Watts Water Technologies Inc.,
               Cl. A ........................    15,592,300
                                             --------------
                                                139,882,604
                                             --------------
             FINANCIAL SERVICES -- 6.3%
     15,300  Alleghany Corp.+................     5,716,080
    420,000  American Express Co.............    23,688,000
     40,000  American International
               Group Inc. ...................     2,688,800
     85,000  Ameriprise Financial Inc. ......     4,856,900
     50,000  Argonaut Group Inc.+............     1,618,000
     10,000  Bank of America Corp. ..........       510,200
        220  Berkshire Hathaway Inc., Cl. A+     23,977,800
     60,000  BKF Capital Group Inc.+ ........       195,000
      7,500  Calamos Asset Management Inc.,
               Cl. A ........................       167,400
    300,000  Citigroup Inc. .................    15,402,000
     35,000  Commerzbank AG..................     1,548,511
    110,000  Commerzbank AG, ADR ............     4,854,036
    154,000  Deutsche Bank AG................    20,719,160
     55,000  H&R Block Inc...................     1,157,200
    120,000  Janus Capital Group Inc. .......     2,509,200
     25,000  JPMorgan Chase & Co.............     1,209,500
      6,000  Legg Mason Inc..................       565,260
     12,000  Lehman Brothers Holdings Inc. ..       840,840
     76,000  Leucadia National Corp. ........     2,235,920
    120,000  Mellon Financial Corp. .........     5,176,800
     22,000  Merrill Lynch & Co. Inc. .......     1,796,740
     20,000  NewAlliance Bancshares Inc. ....       324,200
     30,000  PNC Financial Services
               Group Inc. ...................     2,159,100
      2,500  Prudential Financial Inc. ......       225,650
     85,000  State Street Corp...............     5,503,750
     20,000  SunTrust Banks Inc. ............     1,660,800
     60,000  T. Rowe Price Group Inc. .......     2,831,400
    227,800  TD Banknorth Inc................     7,326,048
      1,000  The Allstate Corp...............        60,060
     55,000  The Bank of New York Co. Inc....     2,230,250
    378,000  The Midland Co. ................    16,034,760
    150,000  The Phoenix Companies Inc. .....     2,082,000
     40,000  The Travelers Companies Inc.....     2,070,800
     19,000  Unitrin Inc. ...................       894,330
      8,500  Value Line Inc. ................       406,300
    190,000  Waddell & Reed Financial Inc.,
               Cl. A ........................     4,430,800
                                             --------------
                                                169,673,595
                                             --------------

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                  MARKET
    SHARES                                        VALUE
    ------                                        ------
             COMMON STOCKS (CONTINUED)
             FOOD AND BEVERAGE -- 11.4%
    344,000  Brown-Forman Corp., Cl. A ......$   23,763,520
    120,000  Cadbury Schweppes plc, ADR .....     6,164,400
    150,000  Campbell Soup Co................     5,842,500
      1,000  China Mengniu Dairy Co. Ltd.....         2,860
     70,000  Coca-Cola Enterprises Inc. .....     1,417,500
     11,000  Coca-Cola Hellenic
               Bottling Co. SA ..............       462,330
     25,000  Constellation Brands Inc.,
               Cl. A+ .......................       529,500
    340,000  Corn Products International Inc.    12,100,600
    190,000  Davide Campari-Milano SpA.......     1,870,583
    230,000  Del Monte Foods Co. ............     2,640,400
    318,000  Diageo plc, ADR ................    25,742,100
     70,000  Farmer Brothers Co..............     1,589,000
    300,000  Flowers Foods Inc. .............     9,051,000
     11,400  Fomento Economico Mexicano
               SAB de CV, ADR................     1,258,446
    360,000  General Mills Inc. .............    20,959,200
    208,000  Groupe Danone...................    33,981,752
     90,000  Groupe Danone, ADR .............     3,214,800
  1,589,300  Grupo Bimbo SA de CV, Cl. A.....     7,993,834
    180,000  H.J. Heinz Co...................     8,481,600
     10,000  Hain Celestial Group Inc.+......       300,700
     10,000  Heineken NV.....................       523,117
    220,000  ITO EN Ltd......................     7,169,043
    125,000  Kellogg Co......................     6,428,750
     95,000  Kerry Group plc, Cl. A..........     2,650,473
    170,000  Kikkoman Corp. .................     2,178,377
     33,000  LVMH Moet Hennessy
               Louis Vuitton SA .............     3,661,083
      9,000  Nestle SA.......................     3,505,123
    278,900  Nissin Food Products Co. Ltd. ..    10,224,440
    770,000  PepsiAmericas Inc...............    17,186,400
    355,000  PepsiCo Inc. ...................    22,563,800
     12,424  Pernod-Ricard SA................     2,519,686
    155,000  Ralcorp Holdings Inc.+..........     9,966,500
     45,000  Remy Cointreau SA...............     3,036,909
    265,000  The Coca-Cola Co................    12,720,000
     65,000  The Hershey Co..................     3,552,900
     20,000  The J.M. Smucker Co.............     1,066,400
    162,861  Tootsie Roll Industries Inc.....     4,880,930
    255,000  Wm. Wrigley Jr. Co. ............    12,987,150
     63,750  Wm. Wrigley Jr. Co., Cl. B .....     3,238,500
    290,000  YAKULT HONSHA Co. Ltd. .........     7,407,502
                                             --------------
                                                304,833,708
                                             --------------
             HEALTH CARE -- 3.3%
     20,000  Advanced Medical Optics Inc.+...       744,000
     26,222  Allergan Inc....................     2,905,922
     43,000  Alpharma Inc., Cl. A ...........     1,035,440
     44,000  Amgen Inc.+.....................     2,458,720
     65,000  AngioDynamics Inc.+.............     1,097,850
      3,000  ArthroCare Corp.+...............       108,120
     44,000  Biogen Idec Inc.+...............     1,952,720
      5,000  Biomet Inc......................       212,450

                                                  MARKET
    SHARES                                        VALUE
    ------                                        ------
     35,800  Biosite Inc.+...................$    3,006,126
    150,000  Bristol-Myers Squibb Co. .......     4,164,000
     85,000  Chemed Corp.....................     4,161,600
     60,000  CONMED Corp.+...................     1,753,800
     11,000  DENTSPLY International Inc......       360,250
     90,000  Eli Lilly & Co..................     4,833,900
     40,000  Exactech Inc.+..................       635,600
     40,000  Henry Schein Inc.+..............     2,207,200
     30,000  Hospira Inc.+...................     1,227,000
     30,000  IMS Health Inc..................       889,800
     15,000  Inverness Medical
               Innovations Inc.+ ............       656,700
     45,000  Invitrogen Corp.+...............     2,864,250
    100,000  Johnson & Johnson...............     6,026,000
    120,000  Medco Health Solutions Inc.+....     8,703,600
    150,000  Merck & Co. Inc.................     6,625,500
      2,000  Nobel Biocare Holding AG........       729,128
     13,000  Orthofix International NV+......       663,650
      4,000  OrthoLogic Corp.+...............         6,240
     32,000  Patterson Companies Inc.+.......     1,135,680
    600,000  Pfizer Inc. ....................    15,156,000
    133,000  Schering-Plough Corp............     3,392,830
      2,000  Stryker Corp. ..................       132,640
     40,000  Thoratec Corp.+ ................       836,000
     40,000  UnitedHealth Group Inc..........     2,118,800
     35,000  William Demant Holding A/S+.....     3,106,091
      5,000  Wright Medical Group Inc.+ .....       111,450
     55,000  Wyeth ..........................     2,751,650
      1,000  Young Innovations Inc...........        27,220
      3,500  Zimmer Holdings Inc.+...........       298,935
                                             --------------
                                                 89,096,862
                                             --------------
             HOTELS AND GAMING -- 2.8%
      1,200  Accor SA .......................       114,679
     15,200  Churchill Downs Inc.............       689,928
    335,000  Gaylord Entertainment Co.+ .....    17,711,450
     45,000  Harrah's Entertainment Inc. ....     3,800,250
    590,000  Hilton Hotels Corp..............    21,216,400
      5,000  Home Inns & Hotels
               Management Inc., ADR+ ........       181,700
     40,000  Host Hotels & Resorts Inc.......     1,052,400
     39,600  International Game Technology...     1,599,048
  1,582,576  Ladbrokes plc...................    12,534,914
     22,000  Las Vegas Sands Corp.+..........     1,905,420
  1,200,000  Mandarin Oriental
               International Ltd. ...........     2,256,000
     50,000  MGM Mirage+.....................     3,476,000
      5,500  Orient-Express Hotels Ltd.,
               Cl. A ........................       329,010
     60,000  Pinnacle Entertainment Inc.+....     1,744,200
     90,000  Starwood Hotels & Resorts
               Worldwide Inc.................     5,836,500
     30,000  Wyndham Worldwide Corp.+........     1,024,500
                                             --------------
                                                 75,472,399
                                             --------------
             MACHINERY -- 2.2%
    155,000  Baldor Electric Co. ............     5,849,700
    140,000  Caterpillar Inc. ...............     9,384,200

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                  MARKET
    SHARES                                        VALUE
    ------                                        ------
             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
     50,000  CNH Global NV ..................$    1,864,500
    395,000  Deere & Co. ....................    42,912,800
                                             --------------
                                                 60,011,200
                                             --------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.3%
    110,000  Cavalier Homes Inc.+ ...........       534,600
     32,200  Cavco Industries Inc.+ .........     1,125,390
    110,000  Champion Enterprises Inc.+ .....       968,000
     35,000  Coachmen Industries Inc.........       368,550
    115,000  Fleetwood Enterprises Inc.+ ....       909,650
     76,000  Huttig Building Products Inc.+ .       459,800
     16,600  Nobility Homes Inc. ............       395,910
     20,000  Palm Harbor Homes Inc.+ ........       286,800
     71,500  Skyline Corp. ..................     2,412,410
                                             --------------
                                                  7,461,110
                                             --------------
             METALS AND MINING -- 1.5%
     50,000  Alcoa Inc. .....................     1,695,000
     73,000  Arizona Star Resource Corp.+....       866,262
    403,580  Barrick Gold Corp. .............    11,522,209
     12,525  Freeport-McMoRan Copper &
               Gold Inc. ....................       829,030
    100,000  Ivanhoe Mines Ltd.+.............     1,148,000
     20,000  James River Coal Co.+...........       149,400
     50,000  Kinross Gold Corp.+.............       689,500
    510,000  Newmont Mining Corp.............    21,414,900
     30,000  Peabody Energy Corp.............     1,207,200
                                             --------------
                                                 39,521,501
                                             --------------
             PAPER AND FOREST PRODUCTS -- 0.0%
     20,000  Svenska Cellulosa AB, Cl. B.....     1,071,204
                                             --------------
             PUBLISHING -- 6.1%
    230,000  Belo Corp., Cl. A...............     4,294,100
     90,000  Dow Jones & Co. Inc.............     3,102,300
     25,000  Emap plc........................       372,169
      9,000  Idearc Inc......................       315,900
    220,000  Independent News & Media plc....       999,212
     40,000  Lee Enterprises Inc. ...........     1,202,000
     65,535  McClatchy Co., Cl. A............     2,071,561
    364,000  Media General Inc., Cl. A.......    13,890,240
     80,000  Meredith Corp. .................     4,591,200
    132,000  New York Times Co., Cl. A ......     3,103,320
  4,190,000  News Corp., Cl. A ..............    96,872,800
     24,000  News Corp., Cl. B ..............       587,280
    640,000  PRIMEDIA Inc.+..................     1,702,400
     20,300  Seat Pagine Gialle SpA .........        12,515
    245,000  The E.W. Scripps Co., Cl. A.....    10,946,600
    280,000  The McGraw-Hill Companies Inc...    17,606,400
     60,000  Tribune Co......................     1,926,600
                                             --------------
                                                163,596,597
                                             --------------
             REAL ESTATE -- 1.3%
    120,082  Florida East Coast
               Industries Inc. ..............     7,527,941
    100,000  Griffin Land & Nurseries Inc.+..     3,550,000
     64,000  ProLogis........................     4,155,520

                                                  MARKET
    SHARES                                        VALUE
    ------                                        ------
    250,000  Realogy Corp.+..................$    7,402,500
    258,000  The St. Joe Co..................    13,495,980
                                             --------------
                                                 36,131,941
                                             --------------
             RETAIL -- 0.7%
     15,000  Aaron Rents Inc.................       396,600
     60,750  Aaron Rents Inc., Cl. A.........     1,462,860
    240,000  AutoNation Inc.+................     5,097,600
     20,000  AutoZone Inc.+..................     2,562,800
     18,000  Coldwater Creek Inc.+...........       365,040
     75,000  Costco Wholesale Corp. .........     4,038,000
     35,000  CSK Auto Corp.+.................       602,000
     10,000  Safeway Inc.....................       366,400
     10,000  SUPERVALU Inc...................       390,700
     20,000  The Home Depot Inc. ............       734,800
    118,000  The Kroger Co. .................     3,333,500
                                             --------------
                                                 19,350,300
                                             --------------
             SPECIALTY CHEMICALS -- 2.0%
    350,000  Chemtura Corp...................     3,825,500
    471,000  Ferro Corp. ....................    10,178,310
      1,000  FMC Corp........................        75,430
    130,000  General Chemical Group Inc.+....         3,250
    135,000  H.B. Fuller Co..................     3,681,450
    230,000  Hercules Inc.+..................     4,494,200
    180,000  International Flavors &
               Fragrances Inc. ..............     8,499,600
    250,000  MacDermid Inc...................     8,717,500
    100,000  Material Sciences Corp.+........       998,000
    648,000  Omnova Solutions Inc.+..........     3,538,080
    350,000  Sensient Technologies Corp......     9,023,000
     13,380  Tronox Inc., Cl. B..............       187,052
                                             --------------
                                                 53,221,372
                                             --------------
             TELECOMMUNICATIONS -- 6.1%
     40,000  Alltel Corp.....................     2,480,000
    150,000  AT&T Inc........................     5,914,500
     14,000  Brasil Telecom Participacoes
               SA, ADR ......................       631,260
    200,000  BT Group plc....................     1,195,466
     18,000  BT Group plc, ADR...............     1,080,180
     64,000  CenturyTel Inc. ................     2,892,160
    520,000  Cincinnati Bell Inc.+...........     2,444,000
    260,000  Citizens Communications Co......     3,887,000
      5,000  Clearwire Corp., Cl. A+.........       102,350
     80,000  Deutsche Telekom AG, ADR........     1,322,400
     40,000  Embarq Corp.....................     2,254,000
     35,000  France Telecom SA, ADR..........       924,000
  1,975,000  Qwest Communications
               International Inc.+...........    17,755,250
  1,100,000  Sprint Nextel Corp..............    20,856,000
     75,403  Tele Norte Leste
               Participacoes SA, ADR ........     1,043,578
  4,300,935  Telecom Italia SpA..............    12,266,389
    280,000  Telecom Italia SpA, ADR.........     8,024,800
     94,000  Telefonica SA, ADR..............     6,241,600
     10,400  Telefonica SA, BDR..............       227,151
     40,000  Telefonos de Mexico
               SAB de CV, Cl. L, ADR.........     1,336,000

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                  MARKET
    SHARES                                        VALUE
    ------                                        ------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS (CONTINUED)
    590,000  Telephone & Data Systems Inc....$   35,175,800
    505,000  Telephone & Data Systems Inc.,
               Special ......................    28,229,500
    180,000  Verizon Communications Inc......     6,825,600
     35,000  Windstream Corp.................       514,150
                                             --------------
                                                163,623,134
                                             --------------
             TRANSPORTATION -- 0.6%
     85,000  AMR Corp.+......................     2,588,250
    280,000  GATX Corp.......................    13,384,000
     63,000  Grupo TMM SA, Cl. A, ADR+.......       177,030
      4,000  Kansas City Southern+...........       142,320
      7,900  Providence and Worcester
               Railroad Co. .................       139,830
                                             --------------
                                                 16,431,430
                                             --------------
             WIRELESS COMMUNICATIONS -- 0.8%
    125,000  America Movil SAB de CV,
               Cl. L, ADR ...................     5,973,750
     72,000  Price Communications Corp.......     1,440,000
      1,350  Tele Norte Celular
               Participacoes SA, ADR+ .......        12,690
      3,375  Telemig Celular
               Participacoes SA, ADR ........       126,461
     13,001  Tim Participacoes SA, ADR.......       422,272
    175,000  United States Cellular Corp.+...    12,853,750
        192  Vivo Participacoes SA+..........         1,463
     67,505  Vivo Participacoes SA, ADR......       236,943
      4,174  Vivo Participacoes SA,
               Preference ...................        14,506
      4,375  Vodafone Group plc, ADR.........       117,512
                                             --------------
                                                 21,199,347
                                             --------------
             TOTAL COMMON STOCKS............. 2,636,414,369
                                             --------------
             PREFERRED STOCKS -- 0.2%
             AEROSPACE -- 0.2%
     29,000  Northrop Grumman Corp.,
               7.000% Cv. Pfd., Ser. B ......     4,103,500
                                             --------------
 PRINCIPAL
  AMOUNT
 --------
             CONVERTIBLE CORPORATE BONDS -- 0.2%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$ 1,000,000  Standard Motor Products Inc.,
               Sub. Deb. Cv.,
               6.750%, 07/15/09..............       980,000
  1,500,000  The Pep Boys -
               Manny, Moe & Jack, Cv.,
               4.250%, 06/01/07..............     1,503,750
                                             --------------
                                                  2,483,750
                                             --------------
             AVIATION: PARTS AND SERVICES -- 0.0%
    500,000  GenCorp Inc., Sub. Deb. Cv.,
               5.750%, 04/15/07..............       517,500
                                             --------------
             COMMUNICATIONS EQUIPMENT -- 0.1%
  2,000,000  Agere Systems Inc., Sub. Deb. Cv.,
               6.500%, 12/15/09..............     2,057,500
  1,100,000  Nortel Networks Corp., Cv.,
               4.250%, 09/01/08..............     1,091,750
                                             --------------
                                                  3,149,250
                                             --------------
             TOTAL CONVERTIBLE
               CORPORATE BONDS ..............     6,150,500
                                             --------------

                                                  MARKET
    SHARES                                        VALUE
    ------                                        ------
             RIGHTS -- 0.0%
             WIRELESS COMMUNICATIONS -- 0.0%
      2,422  Granite Broadcasting Corp.,
               expire 04/02/07+..............$            0
                                             --------------
             WARRANTS -- 0.0%
             COMMUNICATIONS EQUIPMENT -- 0.0%
      1,097  Alcatel-Lucent, expire 12/10/07+           104
                                             --------------
             ENERGY AND UTILITIES -- 0.0%
     11,313  Mirant Corp., Ser. A,
               expire 01/03/11+ .............       239,836
                                             --------------
             TOTAL WARRANTS..................       239,940
                                             --------------
 PRINCIPAL
  AMOUNT
 ---------
             U.S. GOVERNMENT OBLIGATIONS -- 1.3%
$34,896,000  U.S. Treasury Bills,
               4.982% to 5.180%++,
               04/05/07 to 09/06/07..........    34,733,558
                                             --------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $1,265,796,571).........$2,681,641,867
                                             ==============
------------------
             Aggregate book cost.............$1,265,796,571
                                             ==============
             Gross unrealized appreciation...$1,443,342,531
             Gross unrealized depreciation...   (27,497,235)
                                             --------------
             Net unrealized appreciation
               (depreciation) ...............$1,415,845,296
                                             ==============
------------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the Rule 144A security is considered liquid and the market value amounted to $13,766,746 or 0.51% of total investments.
 (b) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2007, the market value of the fair valued securities amounted to $227,644 or 0.01% of total investments.
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt
 BDR  Brazilian Depository Receipt
 CVO  Contingent Value Obligation
 GDR  Global Depository Receipt


               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================


SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO and Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                             THE GABELLI ASSET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                              Anthony R. Pustorino
CHAIRMAN AND CHIEF                                 CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER                                  PROFESSOR EMERITUS
GAMCO INVESTORS, INC.                              PACE UNIVERSITY

Anthony J. Colavita                                Werner J. Roeder, MD
ATTORNEY-AT-LAW                                    MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                          LAWRENCE HOSPITAL

James P. Conn                                      Anthonie C. van Ekris
FORMER CHIEF INVESTMENT OFFICER                    CHAIRMAN
FINANCIAL SECURITY ASSURANCE                       BALMAC INTERNATIONAL, INC.
HOLDINGS LTD.
                                                   Salvatore J. Zizza
John D. Gabelli                                    CHAIRMAN
SENIOR VICE PRESIDENT                              ZIZZA & CO., LTD.
GABELLI & COMPANY, INC.


                                    OFFICERS

Bruce N. Alpert                                    James E. McKee
PRESIDENT                                          SECRETARY

Agnes Mullady                                      Peter D. Goldstein
TREASURER                                          CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB405Q107SR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH


                                          THE
                                          GABELLI
                                          ASSET
                                          FUND








                                                            FIRST QUARTER REPORT
                                                                  MARCH 31, 2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 22, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.